Basis of Presentation and General Information (Tables)	6 Months Ended
Jun. 30, 2025
Basis of Presentation and General Information [Abstract]
Assets and Liabilities of Robin
The assets and liabilities of Robin on April 14, 2025, were as follows:

April 14, 2025
Cash and cash equivalents	$186
Accounts receivable trade, net	1,073,346
Due from related parties, current	12,463,643
Inventories	75,932
Prepaid expenses and other assets, current	66,305
Vessels, net	6,713,140
Due from related parties, non-current	388,542
Prepaid expenses and other assets, non-current	357,769
Deferred charges, net	823,411
Accounts payable	(241,481)
Accrued liabilities	(495,426)
Net assets of Robin	21,225,367
Plus Capital contribution as part of Robin Spin-Off	10,356,450
Less Investment in Preferred Shares of Robin issued as part of Robin Spin-Off (refer Note 4(d))	(25,942,180)
Distribution of net assets of Robin to shareholders	$5,639,637

Vessel Owning Subsidiaries
(a)	Consolidated vessel owning subsidiaries:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Zatanna Shipping Co. (“Zatanna”)	Marshall Islands	05/02/2023	LPG Dream Terrax	4,743	2020	May 26, 2023
2	Starfire Shipping Co. (“Starfire”)	Marshall Islands	05/02/2023	LPG Dream Arrax	4,753	2015	June 14, 2023
3	Cyborg Shipping Co. (“Cyborg”)	Marshall Islands	05/02/2023	LPG Dream Syrax	5,158	2015	July 18, 2023
4	Nightwing Shipping Co. (“Nightwing”)	Marshall Islands	05/02/2023	LPG Dream Vermax	5,155	2015	August 4, 2023
5	Quicksilver Shipping Co. (“Quicksilver”) (1)	Marshall Islands	02/10/2022	M/T Wonder Altair	50,303	2021	July 11, 2025

Non-vessel Owning Subsidiaries
(b)	Consolidated non-vessel owning subsidiaries:

1	Toro RBX Corp. (“Toro RBX”) (2)

(c)	Entities comprising the discontinued operations:

1	Elektra Shipping Co. (“Elektra”) (3)
2	Rocket Shipping Co. (“Rocket”) (4)
3	Drax Shipping Co. (“Drax”) (5)
4	Colossus Shipping Co. (“Colossus”) (6)
5	Hawkeye Shipping Co. (“Hawkeye”) (7)
6	Starlord Shipping Co. (“Starlord”) (8)
7	Gamora Shipping Co. (“Gamora”) (9)

Robin Spin-Off Entities
(d)	Robin Spin-Off Entities:

Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Robin Energy Ltd. (“Robin”) (10)	Marshall Islands	—	—	—	—	—
2	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
3	Xavier Shipping Co. (“Xavier”) (11)	Marshall Islands	04/27/2021	—	—	—	—

(1)
On May 30, 2025, the Company through Quicksilver entered into an agreement to purchase a 2021-built MR (MR2 class) tanker vessel from an unaffiliated third party for a purchase price of $36.25 million. The Company paid an amount of $5.4 million, which represents a 15% advance of the purchase price as of June 30, 2025. The vessel M/T Wonder Altair was delivered to the Company on July 11, 2025.

(2)	Incorporated under the laws of the Marshall Islands on October 3, 2022, this entity serves as the cash manager of the Company’s subsidiaries with effect from March 7, 2023.
(3)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, for a gross sale price of $13.15 million and delivery of such vessel to an unaffiliated third-party on July 15, 2022.

(4)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Polaris on May 18, 2023, for a gross sale price of $34.5 million and delivery of such vessel to an unaffiliated third-party on June 26, 2023.

(5)
Incorporated under the laws of the Marshall Islands on November 22, 2021, no longer owns any vessel following the sale of the M/T Wonder Bellatrix on May 12, 2023, for a gross sale price of $37.0 million and delivery of such vessel to an unaffiliated third-party on June 22, 2023.

(6)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Musica on June 15, 2023, for a gross sale price of $28.0 million and delivery of such vessel to an unaffiliated third-party on July 6, 2023.

(7)
Incorporated under the laws of the Marshall Islands on April 27, 2021, no longer owns any vessel following the sale of the M/T Wonder Avior on April 28, 2023, for a gross sale price of $30.1 million and delivery of such vessel to an unaffiliated third-party on July 17, 2023.

(8)
Incorporated under the laws of the Marshall Islands on April 15, 2021, no longer owns any vessel following the sale of the M/T Wonder Vega on September 5, 2023, for a gross sale price of $31.5 million and delivery of such vessel to an unaffiliated third-party on December 21, 2023.

(9)
Incorporated under the laws of the Marshall Islands on January 13, 2021, no longer owns any vessel following the sale of the M/T Wonder Sirius on January 8, 2024, for a gross sale price of $33.8 million and delivery of such vessel to an unaffiliated third-party on January 24, 2024.

(10)
Incorporated under the laws of the Marshall Islands on September 24, 2024. At the Robin Distribution Date, Robin served as the holding company to which the equity interests of the Handysize tanker subsidiaries were contributed.

(11)
Xavier no longer owns any vessel following the sale of the M/T Wonder Formosa on September 1, 2023, for a gross sale price of $18.0 million and delivery of such vessel to an unaffiliated third-party on November 16, 2023.